Other assets	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Other assets	Other assets:

As at	Dec 31 2022	Dec 31 2021
Cash flow hedges (note 19)	$322,748	$56,802
Chile VAT receivable	18,343	18,493
Restricted cash for debt service and major maintenance of vessels (a)	14,349	13,053
Fair value of Egypt gas supply contract derivative (note 19)	11,220	—
Investment in Carbon Recycling International	5,620	4,620
Defined benefit pension plans (note 21)	3,977	5,017
Deferred financing fees	1,119	1,431
Other	18,357	9,612
Total other assets	395,733	109,028
Less current portion (b)	(39,346)	(9,842)
	$356,387	$99,186

a) Restricted cash
The Company holds $14.3 million (2021 - $13.1 million) of restricted cash for the funding of debt service and major maintenance accounts.
b) Current portion of other assets
Other assets presented as current assets as at December 31, 2022 includes $32.8 million for the current portion of the cash flow hedge (see note 19), $3.2 million of restricted cash for major maintenance, in particular the anticipated operating costs of four vessels, as well as $3.4 million in other deposits.